Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations and Accrued Environmental Costs

Note 11—Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2011	2010
Asset retirement obligations	$8,920	8,776
Accrued environmental costs	922	994

Total asset retirement obligations and accrued environmental costs	9,842	9,770
Asset retirement obligations and accrued environmental costs due within one year*	(513)	(571)

Long-term asset retirement obligations and accrued environmental costs	$9,329	9,199

*	Classified as a current liability on the balance sheet, under the caption “Other accruals.”

Asset Retirement Obligations

We record the fair value of a liability for an asset retirement obligation when it is incurred (typically when the asset is installed at the production location). When the liability is initially recorded, we capitalize the associated asset retirement cost by increasing the carrying amount of the related PP&E. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the related asset.

We have numerous asset removal obligations that we are required to perform under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until several years, or decades, in the future and will be funded from general company resources at the time of removal. Our largest individual obligations involve plugging and abandonment of wells, removal and disposal of offshore oil and gas platforms around the world, oil and gas production facilities and pipelines in Alaska, and asbestos abatement at refineries.

During 2011 and 2010, our overall asset retirement obligation changed as follows:

	Millions of Dollars
	2011	2010
Balance at January 1	$8,776	8,295
Accretion of discount	435	422
New obligations	153	64
Changes in estimates of existing obligations	29	744
Spending on existing obligations	(327)	(314)
Property dispositions	(60)	(394)
Foreign currency translation	(86)	(41)

Balance at December 31	$8,920	8,776

Accrued Environmental Costs

Total accrued environmental costs at December 31, 2011 and 2010, were $922 million and $994 million, respectively. The 2011 decrease in total accrued environmental costs is due to payments and settlements during the year exceeding new accruals, accrual adjustments and accretion.

We had accrued environmental costs of $571 million and $624 million at December 31, 2011 and 2010, respectively, primarily related to cleanup at domestic refineries and underground storage tanks at U.S. service stations, and remediation activities required by Canada and the state of Alaska at exploration and production sites. We had also accrued in Corporate and Other $274 million and $278 million of environmental costs associated with nonoperator sites at December 31, 2011 and 2010, respectively. In addition, $77 million and $92 million were included at both December 31, 2011 and 2010, respectively, where the company has been named a potentially responsible party under the Federal Comprehensive Environmental Response, Compensation and Liability Act, or similar state laws. Accrued environmental liabilities are expected to be paid over periods extending up to 30 years.

Because a large portion of the accrued environmental costs were acquired in various business combinations, they are discounted obligations. Expected expenditures for acquired environmental obligations are discounted using a weighted-average 5 percent discount factor, resulting in an accrued balance for acquired environmental liabilities of $427 million at December 31, 2011. The expected future undiscounted payments related to the portion of the accrued environmental costs that have been discounted are: $58 million in 2012, $44 million in 2013, $22 million in 2014, $19 million in 2015, $20 million in 2016, and $373 million for all future years after 2016.